[EATON VANCE LOGO]

[PHOTO OF DESKTOP]

                         ANNUAL REPORT DECEMBER 31, 2002


[PHOTO OF NYSE]                   EATON VANCE
                                   SMALL-CAP
                                     VALUE
                                      FUND


[PHOTO OF STOCK MARKET]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Eaton Vance Small-Cap Value Fund as of December 31, 2002
LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]
Thomas E. Faust Jr.
President

We are pleased to welcome shareholders of Eaton Vance Small-Cap Value Fund with this first annual report.

The Fund's Class A shares had a total return of -9.20% during the period from inception on June 28, 2002 through December 31, 2002. That return was the result of a decrease in net asset value per share (NAV) from $10.00 on June 28, 2002 to $9.08 on December 31, 2002.(1)

Class B shares had a total return of -6.60% during the period from inception on July 9, 2002 through December 31, 2002, the result of a decrease in NAV from $10.00 on July 9, 2002 to $9.34 on December 31, 2002.(1)

Class C shares had a total return of -6.80% during the period from inception on July 3, 2002 through December 31, 2002, the result of a decrease in NAV from $10.00 on July 3, 2002 to $9.32 on December 31, 2002.(1)

2002 HAS BEEN YET ANOTHER CHALLENGING YEAR FOR THE EQUITY MARKETS...

The U.S. stock market remained on the defensive in 2002. The third quarter marked the worst quarterly performance since the market crash in the fourth quarter of 1987, reflecting an uncertain economic outlook. While businesses have been slow to renew their capital spending, consumers have taken advantage of auto sales incentives and dramatically lower mortgage rates. However, even the prodigious buying power of the U.S. consumer has its limits, and while the nation has climbed out of recession, a full-scale recovery has remained elusive.

EATON VANCE SMALL-CAP VALUE FUND:
A DIVERSIFIED APPROACH TO A KEY
EQUITY MARKET NICHE...

The high level of volatility in equity markets recently underscores the importance of diversifying across asset classes and, within equities, among investment styles and market capitalizations. We believe that a diversified investment philosophy can help manage risk, and that exposure to small-cap value stocks is an important part of a broadly-based investment portfolio.

We believe that the volatility expected in the markets in the near term should help create conditions in which we can leverage our rigorous fundamental research to identify investments that we believe will serve investors well over the longer term. In the pages that follow, George Pierides, of Fox Asset Management, discusses the Fund's initial months of operation and looks to the coming year.

                             Sincerely,

                             /S/ THOMAS E. FAUST JR.

                             Thomas E. Faust Jr.
                             President
                             February 5, 2003

FUND INFORMATION
as of December 31, 2002

PERFORMANCE(2)                               CLASS A       CLASS B      CLASS C
Cumulative Total Returns (at net asset value)
--------------------------------------------------------------------------------
Life of Fund+                                 -9.20%        -6.60%        -6.80%

SEC Cumulative Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
Life of Fund+                                -14.42%       -11.27%        -7.73%

+    Inception dates: Class A: 6/28/02; Class B: 7/9/02; Class C: 7/3/02

TEN LARGEST HOLDINGS(3)
---------------------------------------
Teleflex, Inc.                     3.6%
Church & Dwight Co., Inc.          3.2
Protective Life Corp.              3.1
Lafarge North America, Inc.        3.0
BorgWarner, Inc.                   3.0
Arkansas Best Corp.                3.0
Bel Fuse, Inc.                     3.0
Piedmont Natural Gas Co., Inc.     2.9
AptarGroup, Inc.                   2.9
Questar Corp.                      2.7

(1) This return does not include the Fund's maximum 5.75% sales charge on Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual return for Class A shares reflects the Fund's maximum 5.75% sales charge. SEC return for Class B shares reflects applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SECreturn for Class C shares reflects 1% CDSC imposed in first year.

(3) Ten Largest Holdings represent 30.4% of the Portfolio's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
      TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

MANAGEMENT DISCUSSION

[PHOTO OF GEORGE C. PIERIDES]
George C. Pierides
Portfolio Manager

AN INTERVIEW WITH GEORGE C. PIERIDES,
MANAGING DIRECTOR,
FOX ASSET MANAGEMENT,
PORTFOLIO MANAGER OF
SMALL-CAP VALUE PORTFOLIO

Q: George, the period since the Fund's debut in late June has been a most challenging one for investors. How would you characterize the small-cap segment of the market?

A: It has been a very difficult period for all equity investors, and the small-cap universe has been no different. Early in the year, it appeared that the bear market, which then had plagued investors for two years, was ending. However, amid investors' continuing concerns about the sluggish economy, disappointing corporate earnings, corporate governance issues and the increasing possibility of war in Iraq, the bear returned with a vengeance in the second, third and fourth quarters. That has created an increasingly challenging investment climate.

     The small-cap universe - including the stocks held by the Portfolio - has not been immune to the downdraft. After having consistently outperformed large-cap stocks in recent years, small-cap stocks underperformed their large-cap counterparts in the third and fourth quarters.

Q:   HOW HAVE YOU POSITIONED THE PORTFOLIO IN ITS INITIAL MONTHS OF OPERATION?

A: In a challenging environment such as this, stockpicking becomes paramount. We've established a balance within the Portfolio with respect to consumer-related and cyclical companies, emphasizing companies with good fundamentals, strong balance sheets and relatively low valuations. Not unexpectedly, consumer-oriented stocks have generally performed better than cyclicals during the economic slowdown. That has reflected surprisingly strong consumer spending compared to the weakness of business investment. However, in recent months, we've seen signs that the American consumer may be starting to tire.

     Therefore, in the consumer area, we have focused on consumer staples, where revenues are largely driven by non-discretionary purchases. Areas such as medical services, restaurants and household products were prominent among the Portfolio's largest holdings. Many of these companies have defensive characteristics that have held up well in a slow economic climate. On the cyclical side, the Portfolio had investments in a range of companies that we believe are undervalued and should participate in an eventual recovery in the economy.

FIVE LARGEST INDUSTRY WEIGHTINGS(1)
-----------------------------------
Medical Services/Supplies      7.1%

Energy/Non-Oil                 7.1%

Retailing                      6.9%

Industrial Products            5.5%

Household Products             5.5%

(1) Five Largest industry weightings account for 32.1% of the Portfolio's net assets. Holdings are subject to change. Because the Fund is actively managed, industry weightings are subject to change.

Q: HOW WOULD YOU CHARACTERIZE THE FUND'S PERFORMANCE IN ITS INITIAL MONTHS OF OPERATION?

A: While the Fund registered a negative return during the period, its Class A shares outperformed its benchmark, the S&P SmallCap 600 Index, which had a total return of -14.62%, as well as the Russell 2000 Value Index, which had a return of -17.42%.(1) In a declining market, the Fund was helped by the positive performances of some energy-related holdings. Consumer stocks also performed well. Cyclical stocks fared less well, as the companies in the industrial, automotive and building sectors continue to feel the pinch of a slow economy. Companies that manufacture products for end-markets in cyclical segments of the economy tend to be sensitive to broad economic trends, such as auto sales, durable goods orders and capital spending.

Q:   YOU INDICATED THAT ENERGY STOCKS HELPED THE FUND. CAN YOU ELABORATE?

A: Energy stocks, with their strong underlying assets, have benefited from rising oil prices. This has been especially true of integrated companies, some of which are able to balance their participation in the higher-growth exploration and production business with the stability of the regulated transmission and distribution business. For some companies that have long operated under very strict rate constraints, recent rate relief should help them attract the capital necessary to meet their customers' growing power needs.

Q: YOU INDICATED THAT THE PORTFOLIO HAD SOME CONSUMER-RELATED INVESTMENTS. WHAT CONSUMER AREAS DID YOU EMPHASIZE?

A: The consumer area is one that held up fairly well. Some household products companies have been able to maintain impressive earnings growth, even in a slow economy. Consumer staples - such as cleansers, deodorizers, dental care, detergents, pet care products, air fresheners and fabric softeners - represent largely non-discretionary purchases, and therefore are somewhat insulated from the vagaries of the economic cycle. Companies with strong brand name identification may be able to transfer popular brands across a wider product range.

     In another consumer-related area, some restaurant chains have achieved unusually good growth in the current economic climate. Selected companies in the casual dining segment with moderately-priced, traditional menus have done well in a period when price-sentitivity and an increasing consciousness about nutrition have dealt a blow to other retaurant chains.

Q: YOU MENTIONED THE IMPORTANCE OF STOCKPICKING IN THIS ECONOMY. COULD YOU EXPAND ON THAT THEME?

A: Yes. Stockpicking is always a critical part of a value-oriented discipline, but especially in a market with no discernable trend. Often we find value in unique situations, in companies that aren't easily identifiable as cyclical or consumer stocks. In selecting stocks, we examine a company's earnings outlook, the strength of its business franchise, its management capabilities and its underlying assets and look for stocks that we deem undervalued relative to the overall market.

Q: WHAT WOULD YOU SAY TO INVESTORS WHO ARE DISCOURAGED BY THE CURRENT INVESTMENT CLIMATE?

A: The market volatility of the past three years has understandably unnerved many investors. But I believe it's very important to maintain perspective, especially in periods of market extremes. History has shown that market bubbles - such as the one we experienced during the 1990s - are typically followed by

(1)  It is not possible to invest directly in an Index.

     severe, and sometimes prolonged, bear markets. Market excesses are rarely resolved quickly or painlessly, as the current market environment will attest. That was true of the bear market in the 1930s, following the market mania of the 1920s, and of the 1973-82 bear market that followed the "Nifty Fifty" peak in 1973. Today, we have low inflation, the lowest interest rates in 40 years, world-leading technology, continuing gains in productivity and an economy that is emerging, albeit at a frustratingly slow pace, from recession. Current valuations have become more attractive in most sectors, and, as earnings improve over time, stock prices are likely to follow suit.

Q:   GEORGE, WHAT IS YOUR OUTLOOK FOR SMALL-CAP VALUE STOCKS IN THE COMING YEAR?

A: The timing and pace of the economic recovery are unknown. However, several factors appear to favor small-cap stocks, in general, and value stocks, in particular. While smaller companies may be less established than larger companies, the more nimble nature of small companies gives them the potential for rapid earnings growth, as economic conditions improve. Also, although the valuation gap has narrowed somewhat in recent years, small-cap stocks continue to trade at a discount relative to large-cap stocks.

     We believe that recent government actions to address corporate governance issues should help improve investor psychology over time. The geopolitical situation clearly remains a hurdle. However, with historically low interest rates and signs of gradual improvement in the economy, we believe there is the possibility of improving stock prices in the coming year.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

PERFORMANCE

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE SMALL-CAP VALUE FUND CLASS A VS. THE STANDARD & POOR'S SMALLCAP 600 INDEX*

JUNE 30, 2002 - DECEMBER 31, 2002

                EATON VANCE     FUND, INCLUDING
              SMALL CAP VALUE        MAXIMUM
  DATE          FUND CLASS A      SALES CHARGE      S&P SMALLCAP 600
  ----          ------------      ------------      ----------------
 6/30/2002        10,000            10,000              10,000
 7/31/2002         9,060             8,539               8,588
 8/31/2002         9,200             8,671               8,669
 9/30/2002         8,780             8,275               8,139
10/31/2002         8,890             8,379               8,399
11/30/2002         9,320             8,784               8,837
12/31/2002         9,080             8,558               8,538

PERFORMANCE**             CLASS A         CLASS B         CLASS C
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
Life of Fund+              -9.20%       -6.60%       -6.80%

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
--------------------------------------------------------------------------------
Life of Fund+             -14.42%      -11.27%       -7.73%

+    Inception dates: Class A: 6/28/02; Class B: 7/9/02; Class C: 7/3/02

* *Source: Thomson Financial. Investment operations commenced 6/28/02. The chart uses closest month-end after inception.

     The chart compares the Fund's total return with that of the S&P SmallCap 600 Index, a broad-based, unmanaged market index of small-capitalization stocks. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class B shares on 7/9/02 at NAV would have been worth $9,340 on December 31, 2002; $8,873, including the Fund's applicable CDSC. An investment in the Fund's Class C shares on 7/3/02 at NAV would have been worth $9,320 on December 31, 2002; $9,227, including the Fund's applicable CDSC.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual return for Class A reflects the Fund's maximum 5.75% sales charge. SEC return for Class B shares reflects applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC return for Class C shares reflects 1% CDSC imposed in first year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EATON VANCE SMALL-CAP VALUE FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2002
Assets
----------------------------------------------------
Investment in Portfolio, at value
   (identified cost, $2,067,388)          $2,073,388
Receivable for Fund shares sold                8,370
Receivable from the Administrator             27,885
----------------------------------------------------
TOTAL ASSETS                              $2,109,643
----------------------------------------------------
Liabilities
----------------------------------------------------
Payable to affiliate for distribution
   and service fees                       $       18
Accrued expenses                              21,722
----------------------------------------------------
TOTAL LIABILITIES                         $   21,740
----------------------------------------------------
NET ASSETS                                $2,087,903
----------------------------------------------------

Sources of Net Assets
----------------------------------------------------
Paid-in capital                           $2,082,473
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                             (570)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                            6,000
----------------------------------------------------
TOTAL                                     $2,087,903
----------------------------------------------------
Class A Shares
----------------------------------------------------
NET ASSETS                                $1,741,588
SHARES OUTSTANDING                           191,743
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     9.08
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $9.08)       $     9.63
----------------------------------------------------

Class B Shares
----------------------------------------------------
NET ASSETS                                $  255,331
SHARES OUTSTANDING                            27,323
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     9.34
----------------------------------------------------
Class C Shares
----------------------------------------------------
NET ASSETS                                $   90,984
SHARES OUTSTANDING                             9,758
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     9.32
----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
DECEMBER 31, 2002(1)
Investment Income
-------------------------------------------------
Dividends allocated from Portfolio        $ 2,555
Interest allocated from Portfolio             238
Expenses allocated from Portfolio          (2,502)
-------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $   291
-------------------------------------------------

Expenses
-------------------------------------------------
Administration fee                        $   341
Distribution and service fees
   Class A                                    373
   Class B                                    623
   Class C                                    172
Registration fees                          29,700
Legal and accounting services               9,359
Printing and postage                        7,070
Transfer and dividend disbursing agent
   fees                                     1,058
Custodian fee                               1,022
Miscellaneous                               6,039
-------------------------------------------------
TOTAL EXPENSES                            $55,757
-------------------------------------------------
Deduct --
   Allocation of expenses to the
      Administrator                       $53,685
-------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $53,685
-------------------------------------------------

NET EXPENSES                              $ 2,072
-------------------------------------------------

NET INVESTMENT LOSS                       $(1,781)
-------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
-------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (337)
-------------------------------------------------
NET REALIZED LOSS                         $  (337)
-------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 6,000
-------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 6,000
-------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 5,663
-------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 3,882
-------------------------------------------------

 (1) For the period from the start of business, June 28, 2002, to December 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL-CAP VALUE FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             DECEMBER 31, 2002(1)
--------------------------------------------------------------
From operations --
   Net investment loss                    $             (1,781)
   Net realized loss                                      (337)
   Net change in unrealized appreciation
      (depreciation)                                     6,000
--------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $              3,882
--------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $          1,741,194
      Class B                                          257,387
      Class C                                          115,760
   Cost of shares redeemed
      Class A                                           (5,166)
      Class B                                              (10)
      Class C                                          (25,144)
--------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $          2,084,021
--------------------------------------------------------------

NET INCREASE IN NET ASSETS                $          2,087,903
--------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------
At beginning of period                    $                 --
--------------------------------------------------------------
AT END OF PERIOD                          $          2,087,903
--------------------------------------------------------------

 (1) For the period from the start of business, June 28, 2002, to December 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL-CAP VALUE FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                              CLASS A
                                  -------------------------------
                                  PERIOD ENDED
                                  DECEMBER 31, 2002(1)(2)
-----------------------------------------------------------------
Net asset value -- Beginning
   of period                                  $10.000
-----------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------
Net investment loss                           $(0.023)
Net realized and unrealized
   loss                                        (0.897)(3)
-----------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                    $(0.920)
-----------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                     $ 9.080
-----------------------------------------------------------------

TOTAL RETURN(4)                                 (9.20)%
-----------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------
Net assets, end of period
   (000's omitted)                            $ 1,742
Ratios (As a percentage of
   average daily net assets):
   Net expenses(5)                               1.75%(6)
   Net investment loss                          (0.51)%(6)
Portfolio Turnover of the
   Portfolio                                        2%
-----------------------------------------------------------------
+  The operating expense of the Portfolio and the Fund reflect an allocation of expenses to the Investment Adviser and
   Administrator. Had such actions not been taken the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                                  37.05%(6)
   Net investment loss                         (35.81)%(6)
Net investment loss per share                 $(1.615)
-----------------------------------------------------------------

 (1) For the period from the start of business, June 28, 2002, to December 31, 2002.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of fund shares and the amount of the per share realized and unrealized gain and losses at such time.
 (4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5)  Includes the Fund's shares of the Portfolio's expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL-CAP VALUE FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                              CLASS B
                                  -------------------------------
                                  PERIOD ENDED
                                  DECEMBER 31, 2002(1)(2)
-----------------------------------------------------------------
Net asset value -- Beginning
   of period                                  $10.000
-----------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------
Net investment loss                           $(0.058)
Net realized and unrealized
   loss                                        (0.602)(3)
-----------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                    $(0.660)
-----------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                     $ 9.340
-----------------------------------------------------------------

TOTAL RETURN(4)                                 (6.60)%
-----------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------
Net assets, end of period
   (000's omitted)                            $   255
Ratios (As a percentage of
   average daily net assets):
   Net expenses(5)                               2.50%(6)
   Net investment loss                          (1.30)%(6)
Portfolio Turnover of the
   Portfolio                                        2%
-----------------------------------------------------------------
+  The operating expense of the Portfolio and the Fund reflect an allocation of expenses to the Investment Adviser and
   Administrator. Had such actions not been taken the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                                  37.80%(6)
   Net investment loss                         (36.60)%(6)
Net investment loss per share                 $(1.633)
-----------------------------------------------------------------

 (1) For the period from the commencement of operations of Class B shares, July 9, 2002, to December 31, 2002.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of fund shares and the amount of the per share realized and unrealized gain and losses at such time.
 (4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5)  Includes the Fund's shares of the Portfolio's expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL-CAP VALUE FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                              CLASS C
                                  -------------------------------
                                  PERIOD ENDED
                                  DECEMBER 31, 2002(1)(2)
-----------------------------------------------------------------
Net asset value -- Beginning
   of period                                  $10.000
-----------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------
Net investment loss                           $(0.060)
Net realized and unrealized
   loss                                        (0.620)(3)
-----------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                    $(0.680)
-----------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                     $ 9.320
-----------------------------------------------------------------

TOTAL RETURN(4)                                 (6.80)%
-----------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------
Net assets, end of period
   (000's omitted)                            $    91
Ratios (As a percentage of
   average daily net assets):
   Net expenses(5)                               2.50%(6)
   Net investment loss                          (1.31)%(6)
Portfolio Turnover of the
   Portfolio                                        2%
-----------------------------------------------------------------
+  The operating expense of the Portfolio and the Fund reflect an allocation of expenses to the Investment Adviser and
   Administrator. Had such actions not been taken the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                                  37.80%(6)
   Net investment loss                         (36.61)%(6)
Net investment loss per share                 $(1.677)
-----------------------------------------------------------------

 (1) For the period from the commencement of operations of Class C shares, July 3, 2002, to December 31, 2002.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of fund shares and the amount of the per share realized and unrealized gain and losses at such time.
 (4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5)  Includes the Fund's shares of the Portfolio's expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL-CAP VALUE FUND AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Small-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of the Small-Cap Value Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (95.8% at December 31, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2002, net currency losses of $396 are treated as arising on the first day of the Fund's next taxable year.

 D Other -- Investment transactions are accounted for on a trade-date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EATON VANCE SMALL-CAP VALUE FUND AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              PERIOD ENDED
    CLASS A                                   DECEMBER 31, 2002(1)
    -----------------------------------------------------------------
    Sales                                                     192,330
    Redemptions                                                  (587)
    -----------------------------------------------------------------
    NET INCREASE                                              191,743
    -----------------------------------------------------------------

                                              PERIOD ENDED
    CLASS B                                   DECEMBER 31, 2002(2)
    -----------------------------------------------------------------
    Sales                                                      27,324
    Redemptions                                                    (1)
    -----------------------------------------------------------------
    NET INCREASE                                               27,323
    -----------------------------------------------------------------

                                              PERIOD ENDED
    CLASS C                                   DECEMBER 31, 2002(3)
    -----------------------------------------------------------------
    Sales                                                      12,574
    Redemptions                                                (2,816)
    -----------------------------------------------------------------
    NET INCREASE                                                9,758
    -----------------------------------------------------------------

 (1) For the period from the start of business, June 28, 2002, to December 31, 2002.
 (2) For the period from the commencement of operations of Class B shares, July 9, 2002, to December 31, 2002.
 (3) For the period from the commencement of operations of Class C shares, July 3, 2002, to December 31, 2002.

4 Transactions with Affiliates
-------------------------------------------
   The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the period from the start of business, June 28, 2002, to December 31, 2002, the administration fee amounted to $341. To reduce the net investment loss of the Fund, EVM was allocated $53,685 of the Fund's operating expenses for the period from the start of business, June 28, 2002, to December 31, 2002. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the period from the start of business, June 28, 2002 to December 31, 2002, no significant amounts have been earned.

   Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, June 28, 2002, to December 31, 2002, no significant amounts have been deferred. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

   Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $208 as its portion of the sales charge on sales of Class A shares for the period from the start of business, June 28, 2002, to December 31, 2002.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan), and Class C shares (Class C Plan), pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares
   (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective Class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective Class. The Fund paid or accrued $467 and $129 for Class B and Class C shares, respectively, to or payable to EVD for the period from the start of business, June 28, 2002, to December 31, 2002, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At

EATON VANCE SMALL-CAP VALUE FUND AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   December 31, 2002, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $13,000 and $2,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the period from the start of business, June 28, 2002, to December 31, 2002, amounted to $373, $156, and $43 for Class A, Class B and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. The Fund was informed that EVD received no CDSC for Class B shares and Class C shares, for the period from the start of business, June 28, 2002, to December 31, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $2,105,971 and $38,537, respectively, for the period from the start of business, June 28, 2002, to December 31, 2002.

EATON VANCE SMALL-CAP VALUE FUND AS OF DECEMBER 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE SPECIAL
INVESTMENT TRUST AND SHAREHOLDERS OF
EATON VANCE SMALL-CAP VALUE FUND:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance Small-Cap Value Fund (the Fund) (one of the series of Eaton Vance Special Investment Trust) as of December 31, 2002, and the related statements of operations and changes in net assets and the financial highlights for the period from the start of business, June 28, 2002, to December 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Small-Cap Value Fund as of December 31, 2002, the results of its operations, the changes in its net assets and its financial highlights for the period from the start of business, June 28, 2002, to December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 31, 2003

SMALL-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 89.4%

SECURITY                                  SHARES  VALUE
------------------------------------------------------------
AUTO AND PARTS -- 3.0%
------------------------------------------------------------
BorgWarner, Inc.                           1,300  $   65,546
------------------------------------------------------------
                                                  $   65,546
------------------------------------------------------------
CEMENT -- 3.0%
------------------------------------------------------------
Lafarge North America, Inc.                2,000  $   65,700
------------------------------------------------------------
                                                  $   65,700
------------------------------------------------------------
CHEMICAL -- 2.5%
------------------------------------------------------------
RPM, Inc.                                  3,600  $   55,008
------------------------------------------------------------
                                                  $   55,008
------------------------------------------------------------
COMMUNICATIONS SERVICES -- 1.4%
------------------------------------------------------------
MIM Corp.(1)                               5,200  $   30,160
------------------------------------------------------------
                                                  $   30,160
------------------------------------------------------------
COMPUTER / COMMUNICATIONS RELATED -- 3.1%
------------------------------------------------------------
Actel Corp.(1)                             2,300  $   37,306
Veeco Instruments, Inc.(1)                 2,600      30,056
------------------------------------------------------------
                                                  $   67,362
------------------------------------------------------------
CONSTRUCTION / ENGINEERING -- 3.4%
------------------------------------------------------------
Granite Construction, Inc.                 2,800  $   43,400
Insituform Technologies, Inc.(1)           1,800      30,690
------------------------------------------------------------
                                                  $   74,090
------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 4.6%
------------------------------------------------------------
Baldor Electric Co.                        2,000  $   39,500
Belden, Inc.                               3,300      50,226
Cable Design Technologies Corp.(1)         1,500       8,850
------------------------------------------------------------
                                                  $   98,576
------------------------------------------------------------
ELECTRONICS -- 4.0%
------------------------------------------------------------
Bel Fuse, Inc.                             3,200  $   64,224
Technitrol, Inc.                           1,400      22,596
------------------------------------------------------------
                                                  $   86,820
------------------------------------------------------------
ENERGY / NON-OIL -- 7.1%
------------------------------------------------------------
NUI Corp.                                  1,800  $   31,068
SECURITY                                  SHARES  VALUE
------------------------------------------------------------

ENERGY / NON-OIL (CONTINUED)
------------------------------------------------------------
Piedmont Natural Gas Co., Inc.             1,800  $   63,630
Questar Corp.                              2,100      58,422
------------------------------------------------------------
                                                  $  153,120
------------------------------------------------------------
ENTERTAINMENT -- 1.5%
------------------------------------------------------------
Racing Champions Corp.(1)                  2,400  $   32,760
------------------------------------------------------------
                                                  $   32,760
------------------------------------------------------------
FOOD WHOLESALERS / RETAILERS -- 2.1%
------------------------------------------------------------
SUPERVALU, Inc.                            2,800  $   46,228
------------------------------------------------------------
                                                  $   46,228
------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 5.5%
------------------------------------------------------------
Church & Dwight Co., Inc.                  2,300  $   69,989
Libbey, Inc.                               1,900      49,400
------------------------------------------------------------
                                                  $  119,389
------------------------------------------------------------
INDUSTRIAL PRODUCTS -- 5.5%
------------------------------------------------------------
CLARCOR, Inc.                              1,300  $   41,951
Teleflex, Inc.                             1,800      77,202
------------------------------------------------------------
                                                  $  119,153
------------------------------------------------------------
INSURANCE -- 3.1%
------------------------------------------------------------
Protective Life Corp.                      2,400  $   66,048
------------------------------------------------------------
                                                  $   66,048
------------------------------------------------------------
MANUFACTURING - SPECIAL -- 1.0%
------------------------------------------------------------
Excel Technology, Inc.(1)                  1,200  $   21,468
------------------------------------------------------------
                                                  $   21,468
------------------------------------------------------------
MEDICAL PRODUCTS -- 2.6%
------------------------------------------------------------
Inamed Corp.(1)                            1,800  $   55,440
------------------------------------------------------------
                                                  $   55,440
------------------------------------------------------------
MEDICAL SERVICES / SUPPLIES -- 7.1%
------------------------------------------------------------
Cambrex Corp.                              1,300  $   39,273
DENTSPLY International, Inc.               1,000      37,200
PolyMedica Corp.(1)                        1,400      43,176

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES  VALUE
------------------------------------------------------------

MEDICAL SERVICES / SUPPLIES (CONTINUED)
------------------------------------------------------------
West Pharmaceutical Services, Inc.         1,400  $   34,160
------------------------------------------------------------
                                                  $  153,809
------------------------------------------------------------
OIL AND GAS - EXPLORATION AND PRODUCTION -- 4.7%
------------------------------------------------------------
Newfield Exploration Co.(1)                1,600  $   57,680
XTO Energy, Inc.                           1,800      44,460
------------------------------------------------------------
                                                  $  102,140
------------------------------------------------------------
PACKAGING -- 2.9%
------------------------------------------------------------
AptarGroup, Inc.                           2,000  $   62,480
------------------------------------------------------------
                                                  $   62,480
------------------------------------------------------------
REITS -- 1.0%
------------------------------------------------------------
Mack-Cali Realty Corp.                       700  $   21,210
------------------------------------------------------------
                                                  $   21,210
------------------------------------------------------------
RESTAURANTS -- 2.9%
------------------------------------------------------------
CBRL Group, Inc.                           1,600  $   48,208
Outback Steakhouse, Inc.                     400      13,776
------------------------------------------------------------
                                                  $   61,984
------------------------------------------------------------
RETAIL - RESTAURANTS -- 1.9%
------------------------------------------------------------
Applebee's International, Inc.             1,800  $   41,744
------------------------------------------------------------
                                                  $   41,744
------------------------------------------------------------
RETAILING -- 6.9%
------------------------------------------------------------
BJ's Wholesale Club, Inc.(1)               2,700  $   49,410
Claire's Stores, Inc.                      1,400      30,898
Footstar, Inc.(1)                          3,400      23,664
ShopKo Stores, Inc.(1)                     3,600      44,820
------------------------------------------------------------
                                                  $  148,792
------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 2.1%
------------------------------------------------------------
International Rectifier Corp.(1)           2,400  $   44,304
------------------------------------------------------------
                                                  $   44,304
------------------------------------------------------------
TOYS -- 2.5%
------------------------------------------------------------
JAKKS Pacific, Inc.(1)                     4,000  $   53,880
------------------------------------------------------------
                                                  $   53,880
------------------------------------------------------------
SECURITY                                  SHARES  VALUE
------------------------------------------------------------
TRANSPORTATION -- 4.0%
------------------------------------------------------------
Arkansas Best Corp.(1)                     2,500  $   64,952
Roadway Corp.                                600      22,086
------------------------------------------------------------
                                                  $   87,038
------------------------------------------------------------
Total Common Stocks
   (identified cost $1,937,479)                   $1,934,249
------------------------------------------------------------
Total Investments -- 89.4%
   (identified cost $1,937,479)                   $1,934,249
------------------------------------------------------------
Other Assets, Less Liabilities -- 10.6%           $  229,199
------------------------------------------------------------
Net Assets -- 100.0%                              $2,163,448
------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2002
Assets
----------------------------------------------------
Investments, at value (identified cost,
   $1,937,479)                            $1,934,249
Cash                                         357,234
Receivable from the Investment Adviser        31,802
Interest and dividends receivable              1,101
----------------------------------------------------
TOTAL ASSETS                              $2,324,386
----------------------------------------------------

Liabilities
----------------------------------------------------
Payable for investments purchased         $  145,079
Payable to affiliate for Trustees' fees        1,910
Accrued expenses                              13,949
----------------------------------------------------
TOTAL LIABILITIES                         $  160,938
----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $2,163,448
----------------------------------------------------

Sources of Net Assets
----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $2,166,678
Net unrealized depreciation (computed on
   the basis of identified cost)              (3,230)
----------------------------------------------------
TOTAL                                     $2,163,448
----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
DECEMBER 31, 2002(1)
Investment Income
-------------------------------------------------
Dividends                                 $ 3,041
Interest                                      288
-------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 3,329
-------------------------------------------------

Expenses
-------------------------------------------------
Investment adviser fee                    $ 2,719
Trustees' fees and expenses                 1,910
Legal and accounting services              19,864
Custodian fee                               5,162
Miscellaneous                               5,135
-------------------------------------------------
TOTAL EXPENSES                            $34,790
-------------------------------------------------
Deduct --
   Allocation of expenses to the
      Investment Adviser                  $31,802
-------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $31,802
-------------------------------------------------

NET EXPENSES                              $ 2,988
-------------------------------------------------

NET INVESTMENT INCOME                     $   341
-------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,107)
-------------------------------------------------
NET REALIZED LOSS                         $(1,107)
-------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(3,230)
-------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(3,230)
-------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(4,337)
-------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(3,996)
-------------------------------------------------

 (1) For the period from the start of business, June 28, 2002, to December 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             DECEMBER 31, 2002(1)
--------------------------------------------------------------
From operations --
   Net investment income                  $                341
   Net realized loss                                    (1,107)
   Net change in unrealized appreciation
      (depreciation)                                    (3,230)
--------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $             (3,996)
--------------------------------------------------------------
Capital transactions --
   Contributions                          $          2,105,971
   Withdrawals                                         (38,537)
--------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $          2,067,434
--------------------------------------------------------------

NET INCREASE IN NET ASSETS                $          2,063,438
--------------------------------------------------------------

Net Assets
--------------------------------------------------------------
At beginning of period                    $            100,010
--------------------------------------------------------------
AT END OF PERIOD                          $          2,163,448
--------------------------------------------------------------

 (1) For the period from the start of business, June 28, 2002, to December 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                            PERIOD ENDED
                                                            DECEMBER 31, 2002(1)
------------------------------------------------------------------------------------
Ratios/Supplemental Data+
------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net assets):
   Net expenses                                                        1.10%(2)
   Net investment income                                               0.13%(2)
Portfolio Turnover                                                        2%
------------------------------------------------------------------------------------
TOTAL RETURN                                                          (8.90)%
------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                           $ 2,163
------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio reflect an allocation of expenses to the
   Investment Adviser. Had such action not been taken the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses                                                           12.79%(2)
   Net investment loss                                               (11.56)%(2)
------------------------------------------------------------------------------------

 (1) For the period from the start of business, June 28, 2002, to December 31, 2002.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Small-Cap Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on March 18, 2002 seeks to achieve long-term total return by investing in a diversified portfolio of value stocks of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. At
   December 31, 2002, the Eaton Vance Small-Cap Value Fund held an approximate 95.8% interest in the Portfolio.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contract -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Put Options -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Securities Sold Short -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending

SMALL-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 G Foreign Currency Translation -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 1.00% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the period from the start of business, June 28, 2002, to December 31, 2002, the advisory fee amounted to $2,719. To reduce the net investment loss of the Portfolio, EVM was allocated $31,802 of the Portfolio's operating expenses for the period from the start of business, June 28, 2002, to December 31, 2002. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Fox Asset Management LLC (Fox), a majority-owned subsidiary of EVM. BMR pays Fox a portion of the advisory fee for sub-advisory services provided to the Portfolio. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, June 28, 2002, to December 31, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $1,954,511 and $15,925, respectively, for the period from the start of business, June 28, 2002, to December 31, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $1,938,126
    ----------------------------------------------------
    Gross unrealized appreciation             $   38,838
    Gross unrealized depreciation                (42,715)
    ----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (3,877)
    ----------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options,

SMALL-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at December 31, 2002.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the period from the start of business, June 28, 2002, to December 31, 2002.

SMALL-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF SMALL-CAP VALUE PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Small-Cap Value Portfolio (the Portfolio) as of December 31, 2002, and the related statements of operations and changes in net assets, and the supplementary data for the period from the start of business, June 28, 2002, to December 31, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Small-Cap Value Portfolio as of December 31, 2002, the results of its operations, the changes in its net assets and the supplementary data for the period from the start of business, June 28, 2002, to December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 31, 2003

EATON VANCE SMALL-CAP VALUE FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Small-Cap Value Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109. As used below, "EVC" means Eaton Vance Corporation, "EV" means Eaton Vance, Inc., "EVM" means Eaton Vance Management, "BMR" means Boston Management and Research, "EVD" means Eaton Vance Distributors, Inc. and "Fox" means Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Fox is a controlled subsidiary of EVC.

INTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee          Trustee of the    President and Chief              185                    None
 Bibliowicz                              Trust since 1998;   Executive Officer of
 11/28/59                                 of the Portfolio   National Financial
                                             since 2002      Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes       Trustee of the      Trustee of the    Chairman, President and          190              Director of EVC
 11/9/41              Trust; President   Trust since 1989;   Chief Executive Officer
                       and Trustee of      President and     of EVC, EV, EVM and
                       the Portfolio       Trustee of the    BMR; Director of EV;
                                          Portfolio since    Vice President and
                                                2002         Director of EVD.
                                                             Trustee and/or officer
                                                             of 190 registered
                                                             investment companies in
                                                             the EVM Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Fund and Portfolio.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight         Trustee          Trustee of the    President of Dwight              190           Trustee/Director of the
 3/26/31                                 Trust since 1989;   Partners, Inc.                                  Royce Funds (mutual
                                          of the Portfolio   (corporate relations                           funds) consisting of 17
                                             since 2002      and communications                                  portfolios
                                                             company).

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  190           Director of Tiffany &
 III 2/23/35                             Trust since 1989;   Professor of Investment                        Co. (specialty retailer)
                                          of the Portfolio   Banking Emeritus,                                and Telect, Inc.
                                             since 2002      Harvard University                              (telecommunication
                                                             Graduate School of                              services company)
                                                             Business Administration.

 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               190                   None
 9/21/35                                 Trust since 1989;   Corporation (an
                                          of the Portfolio   investment and
                                             since 2002      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

EATON VANCE SMALL-CAP VALUE FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEES (CONTINUED)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Lynn A. Stout            Trustee          Trustee of the    Professor of Law,                185                   None
 9/14/57                                 Trust since 1998;   University of
                                          of the Portfolio   California at Los
                                             since 2002      Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

 Jack L. Treynor          Trustee          Trustee of the    Investment Adviser and           170                   None
 2/21/30                                 Trust since 1989;   Consultant.
                                          of the Portfolio
                                             since 2002

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)           TERM OF
                          WITH THE           OFFICE AND
      NAME AND           TRUST AND           LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH       THE PORTFOLIO          SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 Thomas E. Faust      President of the       Since 2002      Executive Vice President of
 Jr. 5/31/58            Trust; Vice                          EVM, BMR, EVC and EV; Chief
                        President of                         Investment Officer of EVM and
                       the Portfolio                         BMR and Director of EVC. Chief
                                                             Executive Officer of Belair
                                                             Capital Fund LLC, Belcrest
                                                             Capital Fund LLC, Belmar
                                                             Capital Fund LLC and Belport
                                                             Capital Fund LLC (private
                                                             investment companies sponsored
                                                             by EVM). Officer of 50
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Duke E. Laflamme    Vice President of       Since 2001      Vice President of EVM and BMR.
 7/8/69                  the Trust                           Officer of 12 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Thomas H. Luster    Vice President of       Since 2002      Vice President of EVM and BMR.
 4/8/62                  the Trust                           Officer of 14 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 George C. Pierides  Vice President of       Since 2002      Managing Director of Fox.
 12/16/57              the Portfolio                         Officer of 2 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Edward E.           Vice President of       Since 1996      Vice President of EVM and BMR.
 Smiley, Jr.             the Trust                           Officer of 36 registered
 10/5/44                                                     investment companies managed
                                                             by EVM or BMR.

 Alan R. Dynner          Secretary        Secretary of the   Vice President, Secretary and
 10/10/40                                Trust since 1997;   Chief Legal Officer of BMR,
                                          of the Portfolio   EVM, EVD, EV and EVC. Officer
                                            since 2002       of 190 registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Barbara E.             Treasurer of         Since 2002      Vice President of EVM and BMR.
 Campbell 6/19/57      the Portfolio                         Officer of 190 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 James L. O'Connor    Treasurer of the       Since 1989      Vice President of BMR, EVM and
 4/1/45                    Trust                             EVD. Officer of 112 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

INVESTMENT ADVISER OF SMALL-CAP GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE SMALL-CAP VALUE FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.o. Box 9653
Providence, RI 02940-9653
(800) 262-1122

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 Federal Street
Boston, MA 02110


EATON VANCE SMALL-CAP VALUE FUND
THE EATON VANCE BUILDING
255 State Street
Boston, MA 02109



                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122





    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.




1303-2/03                                                                 SCVSRC